Consolidated Segment Data - Schedule of Depreciation and Amortization by Segment (Details) - Segment [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation and amortization:
Depreciation and amortization	$ 3,367,262	$ 5,243,240	$ 5,981,407
Secured logistics [Member]
Depreciation and amortization:
Depreciation and amortization	2,738,007	3,256,128	3,373,660
Robotics AI solutions [Member]
Depreciation and amortization:
Depreciation and amortization	370,478	1,738,563	2,497,153
General security solutions [Member]
Depreciation and amortization:
Depreciation and amortization	251,048	248,549	110,594
Corporate and others [Member]
Depreciation and amortization:
Depreciation and amortization	$ 7,729